Putnam Investments

100 Federal Street

Boston, MA 02110

September 1, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam ETF Trust (Reg. No. 333-253222) (811-23643) (the “Trust”), on behalf of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, and Putnam ESG Ultra Short ETF (the “Funds”)

Post-Effective Amendment No. 16 (the “Amendment”) to Registration Statement on Form N-1A (the “Registration Statement”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 25, 2023.

Comments or questions concerning this certificate may be directed to Peter Fariel at 1-800-225-2465, ext. 13010.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  James E. Thomas, Esq.

Ropes & Gray LLP